Consolidated Statements of Income - USD ($)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
INTEREST INCOME:
Finance Charges		$ 151,432,541	$ 152,721,480	$ 147,813,018
Net Investment Income		6,650,034	5,507,531	4,777,467
Total Interest Income		158,082,575	158,229,011	152,590,485
INTEREST EXPENSE:
Senior Debt		11,964,075	12,407,735	11,868,927
Subordinated Debt		940,879	1,024,328	1,086,012
Total interest expense		12,904,954	13,432,063	12,954,939
NET INTEREST INCOME		145,177,621	144,796,948	139,635,546
Provision for loan losses	[1]	32,355,146	67,562,543	36,887,285
NET INTEREST INCOME AFTER PROVISION FOR LOAN LOSSES		112,822,475	77,234,405	102,748,261
NET INSURANCE INCOME:
Premiums		42,264,666	47,621,294	52,446,561
Insurance Claims and Expense		(10,776,115)	(11,488,547)	(12,559,411)
Total Insurance Income		31,488,551	36,132,747	39,887,150
OTHER REVENUE		5,399,197	5,265,500	3,325,389
OPERATING EXPENSES:
Personnel Expense		84,380,970	69,814,320	71,834,872
Occupancy Expense		16,269,124	14,520,134	13,707,326
Other Expense		31,556,023	27,968,671	29,288,935
Total Operating Expenses		132,206,117	112,303,125	114,831,133
INCOME BEFORE INCOME TAXES		17,504,106	6,329,527	31,129,667
Provision for Income Taxes	[2]	2,598,352	5,285,926	5,263,994
Net Income (Loss)		$ 14,905,754	$ 1,043,601	$ 25,865,673
BASIC EARNINGS PER SHARE		$ 87.68	$ 6.14	$ 152.15

[1]	See Note 2.
[2]	See Note 12.